Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2014	2013	2012
Current:
Federal	$262	227	108
State	74	64	24
Total current	336	291	132
Deferred:
Federal	3,753	3,554	1,598
State	813	1,351	280
Total deferred	4,566	4,905	1,878
Change in valuation allowance	0	(19,602)	(1,878)
Income tax expense (benefit)	$4,902	(14,406)	132

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2014	2013	2012
Expected federal income tax expense	$4,176	4,170	1,854
Items affecting federal income tax:
State income taxes, net of federal income tax expense	698	706	327
Tax exempt interest	(45)	(69)	(86)
Decrease in valuation allowance	0	(19,602)	(1,878)
Other, net	73	389	(85)
Income tax expense (benefit)	$4,902	(14,406)	132

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2014	2013
Deferred tax assets:
Allowances for loan and real estate losses	$3,984	5,486
Deferred compensation costs	205	233
Deferred ESOP loan asset	711	706
Nonaccruing loan interest	627	558
Federal net operating loss carryforward	1,730	3,983
State net operating loss carryforward	2,448	2,802
Alternative minimum tax credit carryforward	716	700
Capitalized other real estate owned expenses	851	1,284
Net unrealized loss on securities available for sale	276	291
Other	237	340
Total gross deferred tax assets	11,785	16,383

Deferred tax liabilities:
Deferred loan fees and costs	250	284
Premises and equipment basis difference	141	132
Originated mortgage servicing rights	597	677
Other	267	179
Total gross deferred tax liabilities	1,255	1,272
Net deferred tax assets	$10,530	15,111